United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—90.8%
		Aerospace/Defense—1.1%
$12,450,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$13,554,937
8,155,000		TransDigm, Inc., 5.50%, 10/15/2020	8,315,654
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,708,875
15,825,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	16,833,844
15,925,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	16,800,875
11,325,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	11,862,937
		TOTAL	73,077,122
		Automotive—3.0%
15,650,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	15,951,262
6,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	6,380,625
5,475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	5,707,688
14,925,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	14,831,719
13,325,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	14,724,125
3,000,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	3,033,750
11,225,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	12,052,844
10,225,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	10,659,562
29,700,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	30,479,625
8,800,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	8,937,500
8,575,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,864,406
5,275,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,505,781
8,600,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	9,040,750
2,900,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	3,012,375
2,000,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	2,065,000
20,000,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	20,425,000
15,300,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	16,256,250
2,150,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	2,193,000
9,675,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	10,158,750
		TOTAL	200,280,012
		Banking—0.9%
5,650,000		Ally Financial, Inc., 4.75%, 9/10/2018	5,821,195
3,100,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,147,275
24,475,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	26,280,031
2,500,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,543,750
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,277,500
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,187,375
3,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	3,506,250
1,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,835,313
6,125,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	6,354,197
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,861,000
		TOTAL	61,813,886
		Building Materials—1.9%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,347,000
4,181,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	4,332,561
3,025,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	3,221,625
3,625,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,924,063

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$8,525,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	$9,185,687
3,800,000	[1,2]	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	3,885,500
4,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	5,239,297
5,875,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	6,308,281
6,550,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	6,910,250
9,250,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	10,036,250
7,700,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	8,104,250
20,650,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	21,785,750
1,400,000	[1,2]	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,480,500
22,475,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	23,233,531
2,400,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	2,484,000
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	9,052,063
		TOTAL	123,530,608
		Cable Satellite—7.3%
1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,605,063
9,100,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	9,668,750
14,550,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	16,314,187
5,925,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	6,124,969
11,150,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	11,651,750
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,917,688
12,600,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	13,576,500
4,275,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,554,234
18,000,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	18,652,500
5,925,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	6,378,665
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,264,052
6,300,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	6,558,300
18,400,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	19,642,000
13,425,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	14,213,719
16,425,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	16,871,431
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,262,797
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,726,563
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	9,204,875
13,750,000		DISH DBS Corp., 5.00%, 3/15/2023	14,295,738
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	13,145,827
14,475,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	15,759,656
6,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	7,320,000
8,850,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	8,540,250
7,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,811,781
21,325,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	18,499,437
20,975,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	19,926,250
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	8,238,188
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	8,181,641
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,671,188
5,758,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	7,197,500
18,125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,651,857
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	8,028,281
3,200,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	3,284,416
9,125,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,604,063
12,100,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	12,711,655

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	$2,782,500
6,705,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	6,973,200
20,750,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	22,410,000
16,650,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	17,378,437
6,000,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	6,375,000
9,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,864,250
12,425,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	13,030,719
3,925,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,167,840
16,250,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	16,859,375
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,588,000
11,175,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	11,581,354
		TOTAL	484,066,446
		Chemicals—2.2%
15,700,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	16,249,500
14,050,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	13,909,500
7,725,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	8,130,563
22,125,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	20,935,781
7,675,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	8,097,125
5,800,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	6,184,250
9,325,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,954,437
6,550,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	7,110,156
38,650,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	40,292,625
5,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	6,022,250
4,050,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	4,313,250
5,225,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,636,469
		TOTAL	146,835,906
		Construction Machinery—0.6%
4,400,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	4,627,216
9,825,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	9,874,125
2,950,000		United Rentals, Inc., 4.625%, 7/15/2023	3,101,188
3,475,000		United Rentals, Inc., 5.75%, 11/15/2024	3,705,219
8,350,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,840,562
4,225,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	4,467,937
6,700,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	7,236,000
		TOTAL	41,852,247
		Consumer Cyclical Services—0.9%
7,575,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	8,086,313
16,800,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,304,000
11,700,000	[1,2]	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	12,226,500
1,450,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,489,875
4,050,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	4,434,750
13,725,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	14,136,750
		TOTAL	57,678,188
		Consumer Products—1.9%
14,400,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	10,368,000
24,475,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	25,025,687
4,525,000	[1,2]	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	4,682,470
19,275,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	20,335,125
20,625,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	21,295,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$13,625,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	$14,697,969
1,875,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	1,980,469
8,350,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	8,944,938
8,175,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	8,788,125
8,875,000		Springs Industries, Inc., 6.25%, 6/1/2021	9,141,250
2,000,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	2,125,000
		TOTAL	127,384,345
		Diversified Manufacturing—0.8%
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	16,354,884
4,800,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	4,995,600
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	16,016,625
12,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	13,240,250
		TOTAL	50,607,359
		Finance Companies—1.9%
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,894,696
19,700,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	20,167,875
3,575,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	3,819,709
2,675,000		Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	2,815,437
9,550,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	10,495,927
7,725,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	8,072,239
3,400,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,472,250
33,475,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	34,165,422
36,600,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	38,475,750
		TOTAL	125,379,305
		Food & Beverage—1.8%
23,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	18,069,000
3,000,000		Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	3,148,770
10,875,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,577,416
14,125,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	15,060,781
8,550,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	8,981,006
1,925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	2,002,000
8,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	8,353,750
2,425,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	2,612,938
20,675,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	21,269,406
9,700,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	10,257,750
2,225,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,369,625
2,100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	2,228,625
16,100,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,884,875
		TOTAL	122,815,942
		Gaming—3.1%
6,000,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,555,000
12,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,241,656
16,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	17,439,750
9,425,000		Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	10,131,875
4,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	4,552,800
3,000,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,272,814
2,825,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,093,375
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	16,925,125
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,897,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$3,350,000		MGM Resorts International, 6.00%, 3/15/2023	$3,718,500
8,050,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	8,185,240
18,625,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	19,742,500
9,075,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	9,369,938
17,450,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	18,148,000
15,825,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	16,181,063
23,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	23,594,187
1,285,000	[1,2]	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	1,310,700
8,625,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	9,013,125
9,900,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	9,924,750
4,500,000	[1,2]	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	4,612,500
		TOTAL	205,910,398
		Health Care—9.7%
4,750,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	4,981,563
19,425,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	20,930,437
21,650,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	20,892,250
11,900,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	12,368,563
6,500,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	6,565,000
12,925,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	13,280,437
23,900,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	20,434,500
1,900,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	1,932,870
2,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	2,755,250
4,175,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	4,313,297
18,275,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	18,960,312
8,125,000		HCA, Inc., 4.50%, 2/15/2027	8,335,746
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,846,250
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,980,800
3,425,000		HCA, Inc., 5.25%, 6/15/2026	3,715,056
10,700,000		HCA, Inc., 5.875%, 5/1/2023	11,729,875
14,900,000		HCA, Inc., 5.875%, 2/15/2026	16,278,250
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,800,313
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,988,250
6,200,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	6,789,000
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	24,052,236
16,325,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,896,187
14,800,000		HCA, Inc., Term Loan - 1st Lien, 5.25%, 4/15/2025	16,095,000
8,375,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,793,750
17,100,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	17,172,675
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	8,173,875
5,000,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	5,225,500
8,025,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	8,335,969
2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,632,875
44,100,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	47,848,500
12,850,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	13,878,000
55,725,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	55,028,437
25,900,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	26,871,250
24,425,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	25,096,687
19,825,000	[1,2]	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	20,419,750
38,600,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	37,924,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$4,950,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	$5,123,250
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,277,300
4,600,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,956,500
4,975,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	5,086,938
14,700,000	[1,2]	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	14,828,625
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	8,103,313
26,925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	26,723,062
4,675,000	[1,2]	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	4,623,893
7,175,000	[1,2]	Tenet Healthcare Corp., Term Loan - 1st Lien, Series 144A, 4.625%, 7/15/2024	7,157,063
5,925,000	[1,2]	Tenet Healthcare Corp., Term Loan - 2nd Lien, Series 144A, 7.50%, 1/1/2022	6,413,813
20,675,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	23,957,156
		TOTAL	645,574,123
		Independent Energy—5.6%
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,885,000
4,975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,124,250
9,925,000		Antero Resources Corp., Sr. Unsecd. Note, Series WI, 5.00%, 3/1/2025	9,825,750
3,700,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,824,875
12,525,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	12,900,750
9,068,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	9,476,060
3,700,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	3,866,500
5,650,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	5,642,937
10,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	10,868,484
4,400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	4,647,500
7,225,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	6,647,000
8,920,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	9,488,650
2,775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,566,875
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,351,563
4,375,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	4,402,344
12,725,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	12,788,625
14,350,000		Continental Resources, Inc., 4.50%, 4/15/2023	14,027,125
4,525,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	4,677,719
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,129,750
4,225,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	4,288,375
6,100,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	6,344,000
10,175,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	10,327,625
3,150,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,008,125
5,650,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	5,734,750
6,375,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	6,339,300
7,250,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	7,268,125
5,900,000		Laredo Petroleum, 5.625%, 1/15/2022	5,995,875
4,275,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,429,969
5,200,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	5,408,000
5,000,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,268,750
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	2,741,250
12,625,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	8,269,375
12,100,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,039,500
3,700,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,653,750
2,050,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,034,625
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,772,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$4,800,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	$4,950,000
1,850,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,970,250
3,550,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	3,629,875
3,300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,382,500
7,225,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,060,198
5,175,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	5,446,687
7,200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,551,000
4,950,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	5,049,000
8,219,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,013,525
1,250,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,243,750
2,800,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	2,779,000
875,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 6/1/2021	902,344
10,900,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	11,404,125
3,150,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	3,398,062
4,225,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	3,950,375
3,375,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,172,500
4,350,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	4,360,875
2,100,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	2,100,000
19,550,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	18,328,125
2,750,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	2,835,938
9,250,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	9,444,250
1,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,905,750
4,725,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	4,878,562
900,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	967,500
3,225,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,563,625
19,725,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	18,640,125
		TOTAL	369,993,655
		Industrial - Other—0.8%
3,600,000		Anixter International, Inc., 5.625%, 5/1/2019	3,802,500
6,825,000		Anixter, Inc., 5.50%, 3/1/2023	7,345,406
16,450,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	17,190,250
25,325,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	24,501,938
		TOTAL	52,840,094
		Insurance - P&C—1.9%
11,175,000	[1,2]	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	11,286,750
12,975,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	12,991,219
39,350,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	41,268,312
17,800,000	[1,2]	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	18,334,000
18,975,000	[1,2]	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	19,352,128
21,300,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	22,098,750
		TOTAL	125,331,159
		Leisure—1.1%
5,450,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	5,572,625
8,075,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	8,326,536
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	316,500
6,450,000	[1,2]	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	6,820,875
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,275,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	4,392,562
10,900,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	11,295,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$1,700,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	$1,776,330
6,850,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	6,987,000
24,150,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	25,017,903
		TOTAL	70,505,456
		Lodging—0.2%
3,900,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	3,948,750
9,900,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	10,283,625
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,742,750
		TOTAL	16,975,125
		Media Entertainment—5.5%
4,625,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,773,000
8,675,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	8,772,594
7,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,821,187
3,725,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,869,344
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,980,500
5,675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,972,938
7,325,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	7,755,344
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,070,687
5,150,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,510,500
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,147,625
17,175,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	17,883,469
3,125,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	3,242,188
17,225,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	19,162,812
825,000		Gannett Co., Inc., 5.125%, 10/15/2019	839,438
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,137,500
7,375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,706,875
4,375,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,489,844
18,750,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	19,453,125
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,467,250
4,650,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,917,375
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	9,088,594
5,750,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	6,281,875
18,775,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	19,596,406
10,500,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	11,025,000
19,100,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	19,792,375
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	19,201,906
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,847,750
16,125,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	16,689,375
18,825,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	19,625,062
9,850,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,800,750
9,525,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	9,965,531
14,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,717,500
23,100,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	24,341,625
13,775,000	[1,2]	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	14,326,000
9,825,000	[1,2]	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	9,677,625
3,250,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,355,625
1,600,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,662,000
		TOTAL	365,968,594

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—2.5%
$12,800,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	$13,568,000
6,200,000		ArcelorMittal SA, 6.125%, 6/1/2025	7,106,750
12,150,000	[1,2]	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	12,043,687
2,125,000		Freeport-McMoRan, Inc., 3.55%, 3/1/2022	2,066,563
23,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	23,102,219
27,475,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	25,989,701
4,500,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	4,899,375
9,200,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	10,143,000
2,425,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	2,482,594
10,950,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	11,100,562
3,625,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	3,833,438
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,529,625
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,909,406
7,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,365,500
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	4,129,031
6,025,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	6,446,750
12,500,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	13,625,000
575,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	627,469
9,450,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	10,985,625
		TOTAL	164,954,295
		Midstream—5.6%
1,900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	1,995,338
8,500,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,627,500
5,975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,228,938
8,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	8,475,250
16,025,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,505,750
13,400,000		Antero Midstream Partners LP, Sr. Unsecd. Note, Series WI, 5.375%, 9/15/2024	13,902,500
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	707,875
4,300,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	4,488,125
15,475,000		Cheniere Corpus Christi Holdings LLC, Term Loan - 1st Lien, 5.875%, 3/31/2025	16,829,062
8,350,000		Cheniere Corpus Christi Holdings LLC, Term Loan - 1st Lien, 7.00%, 6/30/2024	9,550,312
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	5,090,375
16,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	18,321,312
3,800,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,313,000
12,550,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	11,891,125
11,450,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	10,934,750
11,375,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	10,806,250
18,375,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	19,224,844
7,025,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	7,560,066
1,000,000	[1,2]	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	1,031,250
1,175,000	[1,2]	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	1,213,188
10,875,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	11,554,687
2,900,000		Regency Energy Partners LP, 4.50%, 11/1/2023	3,038,556
1,200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,242,000
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,678,774
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	6,684,888
8,925,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	10,139,621
3,975,000		Sabine Pass LNG LP, Term Loan - 1st Lien, 5.00%, 3/15/2027	4,259,761
18,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	18,730,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$7,525,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	$7,468,563
8,950,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	8,882,875
20,150,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	20,351,500
15,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	16,152,812
6,850,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,081,188
5,025,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,194,594
10,275,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	10,711,687
10,900,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	11,703,875
550,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	580,938
10,671,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	10,904,428
5,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	5,245,688
6,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	6,458,375
5,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	5,569,813
13,511,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	14,625,657
7,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	7,288,750
		TOTAL	375,246,715
		Oil Field Services—0.8%
2,625,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	2,592,188
7,700,000		Precision Drilling Corp., Sr. Unsecd. Note, Series WI, 7.75%, 12/15/2023	7,777,000
13,500,000	[1,2]	Tervita Escrow Corp., Term Loan - 2nd Lien, Series 144A, 7.625%, 12/1/2021	13,770,000
9,800,000		Weatherford International Ltd., 7.00%, 3/15/2038	8,905,750
12,350,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	12,566,125
3,000,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	3,232,500
3,875,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,497,187
		TOTAL	52,340,750
		Packaging—5.7%
19,600,000		ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	21,102,536
3,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	3,591,875
8,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,226,219
20,250,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	21,680,055
23,075,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	25,555,562
8,975,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	9,906,156
12,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	12,685,781
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,344,688
5,025,000		Berry Plastics Corp., Term Loan - 2nd Lien, 6.00%, 10/15/2022	5,357,906
17,550,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	18,449,438
36,950,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	38,612,750
4,100,000		Crown Americas LLC, 4.50%, 1/15/2023	4,346,000
2,725,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 9/30/2026	2,752,250
33,775,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	35,527,078
15,725,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,550,563
825,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	875,012
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	10,613,375
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	3,024,750
7,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	8,611,484
21,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	21,855,937
26,200,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	28,410,625
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,241,625
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,642,969

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,625,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	$1,752,969
3,475,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	3,731,281
9,200,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	10,097,000
31,800,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	33,390,000
		TOTAL	378,935,884
		Paper—0.4%
5,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	5,472,500
20,479,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	20,325,408
		TOTAL	25,797,908
		Pharmaceuticals—3.6%
11,950,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	12,457,875
9,950,000	[1,2]	ENDO DAC/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	8,675,156
4,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,171,000
22,925,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	19,432,101
43,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	45,795,000
14,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	12,460,000
23,175,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	21,552,750
13,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	12,849,375
8,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	7,530,250
6,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	6,459,375
14,175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	12,155,062
42,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	36,102,375
9,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	8,788,063
2,475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan - 1st Lien, Series 144A, 6.50%, 3/15/2022	2,617,313
7,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan - 1st Lien, Series 144A, 7.00%, 3/15/2024	7,686,000
20,525,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	17,754,125
		TOTAL	236,485,820
		Refining—0.6%
25,475,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	25,984,500
2,425,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,507,247
2,375,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	2,598,765
6,075,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,466,465
		TOTAL	37,556,977
		Restaurants—1.0%
28,225,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	29,198,762
9,875,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series 144A, 4.25%, 5/15/2024	9,955,185
8,850,000	[1,2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	9,148,688
5,450,000		Yum! Brands, Inc., 3.875%, 11/1/2023	5,456,813
3,500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,657,500
6,850,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	7,278,125
		TOTAL	64,695,073
		Retailers—1.3%
32,375,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	29,339,844
9,800,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	10,045,000
16,225,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,671,187
8,600,000	[1,2]	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	8,137,750
12,825,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	12,760,875
12,625,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	12,940,625
		TOTAL	89,895,281

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Supermarkets—0.4%
$22,700,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	$20,657,000
9,525,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	8,977,313
		TOTAL	29,634,313
		Technology—9.2%
28,250,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	29,309,375
3,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	3,908,941
15,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	17,297,500
8,850,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,558,000
4,350,000	[1,2]	CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2027	4,371,750
6,725,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	7,111,688
2,925,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,074,906
24,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	27,082,409
20,825,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	21,762,125
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	12,217,937
45,775,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	48,521,500
14,475,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	15,651,094
6,950,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	7,367,000
28,575,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	30,932,437
33,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	35,152,000
34,250,000		Infor US, Inc., 6.50%, 5/15/2022	35,834,062
3,325,000		Iron Mountain, Inc., 5.75%, 8/15/2024	3,433,063
24,525,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	25,107,469
22,525,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	23,594,937
5,425,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	5,642,000
4,400,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,613,127
3,650,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,822,236
2,895,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	3,336,488
8,875,000		NCR Corp., 6.375%, 12/15/2023	9,496,250
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,038,875
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,882,560
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,368,094
5,282,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,374,435
11,800,000		Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	12,670,250
17,650,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	18,885,500
2,800,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	3,020,500
9,275,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	10,596,688
21,375,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	21,241,406
10,325,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	11,021,937
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,429,625
7,850,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,242,500
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,792,094
5,700,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	6,027,750
6,175,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,761,625
28,875,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	33,350,625
8,950,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	9,397,500
16,825,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	17,498,000
6,750,000		Verisign, Inc., 4.625%, 5/1/2023	6,969,375
2,625,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2027	2,677,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$24,025,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	$25,616,656
		TOTAL	610,061,789
		Transportation - Services—1.0%
2,800,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	2,824,500
9,950,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	9,726,125
18,675,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	19,270,266
15,650,000		HDTFS, Inc., 6.25%, 10/15/2022	13,732,875
875,000		Hertz Corp., 5.875%, 10/15/2020	826,875
15,825,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	12,976,500
9,675,000	[1,2]	Hertz Corp., Term Loan - 2nd Lien, Series 144A, 7.625%, 6/1/2022	9,602,437
		TOTAL	68,959,578
		Utility - Electric—2.0%
25,525,000		Calpine Corp., 5.75%, 1/15/2025	23,865,875
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,681,875
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,130,875
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,242,500
20,100,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	21,381,375
15,525,000		NRG Energy, Inc., 6.25%, 5/1/2024	16,184,812
9,925,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	10,247,563
8,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	8,367,719
9,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	10,465,625
563,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	582,705
26,750,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	27,953,750
4,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,922,000
		TOTAL	131,026,674
		Wireless Communications—4.3%
5,375,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,717,656
26,125,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	28,737,500
2,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	2,780,888
14,025,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	13,499,063
3,825,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	4,016,250
10,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,823,656
7,325,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,672,791
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,996,000
30,650,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	33,293,562
20,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	22,041,187
23,925,000		Sprint Corp., 7.125%, 6/15/2024	26,287,594
24,725,000		Sprint Corp., 7.875%, 9/15/2023	28,124,687
11,625,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	13,136,250
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,339,750
19,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	20,912,062
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,481,500
7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,367,188
2,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,381,500
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,724,011
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,286,375
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,870,563
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,389,328

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$8,275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	$9,226,625
	TOTAL	287,105,986
	Wireline Communications—0.2%
3,500,000	Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,640,000
2,875,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2026	3,061,875
6,175,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	6,576,375
2,375,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,443,281
	TOTAL	15,721,531
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,790,928,080)	6,036,838,544
	INVESTMENT COMPANIES—8.2%[7]
223,419,832	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[8]	223,464,516
49,964,009	High Yield Bond Portfolio	324,766,057
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $528,840,720)	548,230,573
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $6,319,768,800)[9]	6,585,069,117
	OTHER ASSETS AND LIABILITIES - NET—1.0%[10]	66,348,137
	TOTAL NET ASSETS—100%	$6,651,417,254
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $3,555,132,862, which represented 53.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $3,555,132,862, which represented 53.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 – 1/2/2008	$147,625	$0
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	108,635,426	1,114,180,872	(999,396,466)	223,419,832	$223,464,516	$1,173,897
High Yield Bond Porfolio	45,254,433	4,709,576	—	49,964,009	$324,766,057	$14,288,218
TOTAL OF AFFILIATED TRANSACTIONS	153,889,859	1,118,890,448	(999,396,466)	273,383,841	$548,230,573	$15,462,115

8	7-day net yield.
9	At July 31, 2017, the cost of investments for federal tax purposes was $6,319,768,800. The net unrealized appreciation of investments for federal tax purposes was $265,300,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $316,123,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,823,245.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,036,838,544	$0	$6,036,838,544
Investment Companies[1]	223,464,516	—	—	548,230,573
TOTAL SECURITIES	$223,464,516	$6,036,838,544	$0	$6,585,069,117
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $324,766,057 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017